UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03907
                                   ---------

                     The Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

           Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 847-5886
                                                    --------------

Date of fiscal year end: February 28, 2009
                         -----------------

Date of reporting period: May 31, 2009
                          ------------

Item 1. Schedule of Investments.



                     THE EMPIRE BUILDER TAX FREE BOND FUND
                    Portfolio of Investments - May 31, 2009
                                  (Unaudited)


 Credit                                                                                     Principal               Fair Value
Ratings**                                                                                     Amount                 (Note 2)
---------                                                                                  ----------              -----------
                          Municipal Securities (98.0%)
                          New York City (13.5%)
                          New York City, General Obligation
                             Series F1
AA3/AA                       3.000%, 11/15/2010, Non Callable                              $1,000,000              $ 1,022,160
                             Series E-1
AA3/AA                       6.250%, 10/15/2028, Callable 10/15/2018 @ 100                  2,000,000                2,218,180
AA3/AAA                   New York City, Health & Hospitals Corp., Health
                             System Revenue, Series A, 5.500%, 2/15/2018,
                             Callable 2/15/2012 @ 100, (FSA)                                1,000,000                1,045,260
                          New York City, Housing Development Corp.,
                          Multifamily Housing Revenue, Series M
AA2/AA                       4.400%, 5/1/2014, Non Callable                                   165,000                  170,161
AA2/AA                       4.450%, 11/1/2014, Non Callable                                  330,000                  341,210
AA2/AA                       4.600%, 5/1/2015, Non Callable                                   340,000                  352,774
AA2/AA                       4.650%, 11/1/2015, Non Callable                                  350,000                  364,049
AA2/AA                       6.750%, 11/1/2033, Callable 11/1/2018 @ 100                    1,000,000                1,083,170
AA1/AAA                   New York City, Transitional Finance Authority,
                             Series B, 4.750%, 11/15/2015, Continuously
                             Callable @ 100.5                                               5,000,000                5,060,650
                                                                                                                   -----------
                          Total New York City                                                                       11,657,614
                                                                                                                   -----------
                          New York State Agencies (55.7%)
                          New York State Dormitory Authority (55.7%)
A1/AA-                    Construction City University Systems, Series A,
                             5.750%, 7/1/2009, Non Callable, (FGIC-TCRS)                    2,000,000                2,006,779
NR/AA-                    Mental Health Services Facilities Improvement,
                             Series A, 5.000%, 2/15/2019, Callable
                             2/15/2015 @ 100, (AMBAC)                                       2,500,000                2,591,325
                          Montefiore Medical Center
AA2/BBB                      5.000%, 8/1/2022, Callable 2/1/2018 @ 100, (FHA)               1,000,000                  983,840
AA2/BBB                      5.000%, 8/1/2024, Callable 2/1/2018 @ 100, (FHA)               1,000,000                  969,950
A1/AA-                    Municipal Health Facilities, 5.000%, 1/15/2018,
                             Non Callable                                                   2,000,000                2,212,020
BAA1/A                    New York Medical College, 5.250%, 7/1/2013,
                             Continuously Callable @ 100.5, (MBIA)                          1,015,000                1,020,430
AA3/AA-                   New York University, Series 2, 5.500%, 7/1/2018,
                             Callable 7/1/2011 @ 100, (AMBAC)                                 500,000                  523,850
A1/NR                     Rochester Institute of Technology, Series A
                             5.250%, 7/1/2016, Callable 7/1/2012 @ 100, (AMBAC)             2,045,000                2,180,502
A1/NR                        5.250%, 7/1/2017, Callable 7/1/2012 @ 100, (AMBAC)             2,155,000                2,289,300
                          School Districts Financing Program
                             Series B
A2/A+                        2.000%, 10/1/2010, Non Callable, (GO of District)              2,000,000                2,020,200
                             Series D (c)
A2/A+                        5.250%, 10/1/2023, Callable 10/1/2012 @ 100,
                             (MBIA State Aid Withholding)                                   5,295,000                5,514,107
BAA1/A                    Special Acts School Districts Program, 6.000%,
                              7/1/2019, Callable 7/6/2009 @ 100, (MBIA)                     3,540,000                3,540,283
                          St. Lawrence - Lewis BOCES
AA3/AAA                      4.000%, 8/15/2018, Callable 8/15/2017 @ 100,
                             (FSA State Aid Withholding)                                      100,000                  105,874
AA3/AAA                      4.125%, 8/15/2020, Callable 8/15/2017 @ 100,
                             (FSA State Aid Withholding)                                      110,000                  114,144
AA3/AAA                      4.250%, 8/15/2021, Callable 8/15/2017 @ 100,
                             (FSA State Aid Withholding)                                      100,000                  103,783
AA1/NR                    State Mortgage Agency, Homeowner Mortgage
                              Revenue, Series 158, 6.600%, 10/1/2038,
                              Callable 10/1/2018 @ 100                                        500,000                  536,645
                          State Supported Debt, City University
                          Construction 5th Generation Resolution
                             Series A
AA-/NR                       5.000%, 7/1/2019, Callable 7/1/2018 @ 100                      3,000,000                3,151,740
                             Series E
AA-/NR                       6.125%, 1/1/2031, Callable 1/1/2019 @ 100                      1,500,000                1,597,740
NR/AA-                    State Supported Debt, Department of Education,
                              Series A, 5.000%, 7/1/2018, Callable 7/1/2016
                              @ 100                                                         1,000,000                1,053,520
                          State Supported Debt, Mental Health Services
                          Facilities Improvement
AA-/NR                       4.125%, 2/15/2014, Non Callable                                1,200,000                1,241,664
                             Series F
AA-/NR                       6.250%, 2/15/2031, Callable 8/15/2018 @ 100                    1,500,000                1,608,195
                          Teachers College
A1/NR                        5.000%, 3/1/2024, Callable 3/1/2019 @ 100                        250,000                  256,185
A1/NR                        5.375%, 3/1/2029, Callable 3/1/2019 @ 100                        500,000                  509,645
AA3/AAA                   The New York & Presbyterian Hospital, Series A,
                              5.250%, 8/15/2010, Non- Callable,
                              (FSA-FHA-INS)                                                 4,000,000                4,177,640

          See Accompanying Notes to Schedule of Portfolio Investments.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
              Portfolio of Investments - May 31, 2009 - continued
                                  (Unaudited)


 Credit                                                                                     Principal               Fair Value
Ratings**                 Municipal Securities -- continued                                  Amount                  (Note 2)
---------                                                                                  ----------              -----------
                          New York State Agencies -- continued
AA3/A+                    University of Rochester, Series A1, 5.000%,
                              7/1/2019, Callable 1/1/2017 @ 100                            $2,305,000               $2,451,229
                          Upstate Community Colleges
                             Series B
A1/AA-                       5.250%, 7/1/2015, Callable 7/1/2014 @ 100, (FGIC)              3,140,000                3,444,015
                             Series A
AA3/AAA                      6.000%, 7/1/2019, Callable 7/1/2010 @ 101, (FSA)               1,000,000                1,069,780
AA3/AAA                      6.000%, 7/1/2020, Callable 7/1/2010 @ 101, (FSA)                 845,000                  903,964
                                                                                                                   -----------
                          Total New York State Agencies                                                             48,178,349
                                                                                                                   -----------
                          Other New York State Agencies (5.7%)
AAA/AAA                   New York State Environmental Facilities Corp.,
                             State Water Pollution Control Revenue,
                             Revolving Fund, Pooled Loan, 5.900%,
                             1/15/2018, Continuously Callable @ 100, (POL
                             CTL-SRF)                                                         725,000                  725,109
AA2/NR                    New York State Housing Finance Agency Revenue,
                             Series A, 2.700%, 5/1/2012, Callable 8/1/2010
                             @ 100                                                          1,500,000                1,499,970
NR/AA-                    New York State Thruway Authority Service Contract
                             Revenue, Local Highway & Bridge Services,
                             4.500%, 4/1/2010, Non Callable                                   580,000                  596,344
NR/AA-                    New York State Urban Development Corp., Empire
                             State Development, University Facilities
                             Grants, Series D, 5.000%, 1/1/2015, Non Callable               1,000,000                1,092,860
A1/AA-                    New York State Urban Development Corp., State
                             Facilities Revenue, 5.700%, 4/1/2010,
                             Non-Callable                                                   1,000,000                1,039,740
                                                                                                                   -----------
                          Total Other New York State Agencies                                                        4,954,023
                                                                                                                   -----------
                          Other New York State Bonds (23.1%)
A3/NR                     Albany Housing Authority, Limited Obligation,
                              6.250%, 10/1/2012, Continuously Callable @ 100                  825,000                  825,008
                          Corning, City School District, General Obligation
AA3/NR                       5.000%, 6/15/2012, Non Callable, (FSA)                         1,000,000                1,091,880
AA3/NR                       5.000%, 6/15/2013, Callable 6/15/2012 @ 100, (FSA)               970,000                1,056,126
AA3/NR                       5.000%, 6/15/2014, Callable 6/15/2012 @ 100, (FSA)               600,000                  647,196
AA3/AAA                   Erie County, IDA School Facility, City School
                             District Buffalo Project, Series A, 5.750%,
                             5/1/2025, Callable 5/1/2017 @ 100, (FSA)                       2,000,000                2,142,780
                          Evans, General Obligation
BAA1/A                       6.800%, 4/15/2012, Non Callable, (AMBAC)                         225,000                  252,259
BAA1/A                       6.800%, 4/15/2013, Non Callable, (AMBAC)                         225,000                  258,201
A2/NR                     Fayetteville Manlius, Central School District,
                              General Obligation, 5.000%, 6/15/2016,
                              Callable 6/15/2012 @ 101, (FGIC)                                375,000                  400,463
AA1/AAA                   Hempstead Town, General Obligation, Series A,
                              3.000%, 8/15/2010, Non Callable                               2,500,000                2,566,750
                          Ilion, Central School District, General
                          Obligation, Series B
A2/NR                        5.500%, 6/15/2015, Callable 6/15/2012 @ 101, (FGIC)              550,000                  587,818
A2/NR                        5.500%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC)              500,000                  532,740
A3/A-                     Long Island Power Authority, Electric System
                               Revenue, Series A, 6.000%, 5/1/2033, Callable
                              5/1/2019 @ 100                                                  500,000                  535,045
A2/A                      Metropolitan Transportation Authority Revenue,
                              Series 2008C, 6.500%, 11/15/2028, Callable
                              11/15/2018 @ 100                                              1,500,000                1,666,575
A2/BBB                    Mount Sinai, Union Free School District, General
                              Obligation, 6.200%, 2/15/2012, Non Callable,
                              (AMBAC)                                                       1,065,000                1,181,074
AA2/A                     North Hempstead, General Obligation, Series B,
                              6.400%, 4/1/2010, Non Callable, (FGIC)                          560,000                  587,255
AA3/AAA                   Oneida County, IDA Civic Facilities, Mohawk
                              Valley Network, St. Luke's Memorial Hospital,
                              5.000%, 1/1/2013, Callable 7/6/2009 @ 101, (FSA)              1,640,000                1,651,382
AA2/AAA                   Oneida County, Public Improvement, General
                              Obligation, Series A, 3.000%, 4/15/2010, Non
                              Callable, (Assured GTY)                                       1,345,000                1,369,909
AA3/NR                    Oyster Bay, General Obligation, 5.000%,
                              3/15/2011, Non Callable, (FSA)                                  430,000                  458,423
AA3/AAA                   Rockland County, General Obligation, 3.000%,
                              5/1/2010, Non Callable, (FSA)                                 1,650,000                1,683,182

          See Accompanying Notes to Schedule of Portfolio Investments.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
              Portfolio of Investments - May 31, 2009 - continued
                                  (Unaudited)

 Credit                                                                                     Principal               Fair Value
Ratings**                 Municipal Securities -- continued                                  Amount                  (Note 2)
---------                                                                                  ----------              -----------
                          Other New York State Bonds -- continued
AA3/NR                    Southern Cayuga, Central School District, General
                              Obligation, 5.000%, 5/15/2014, Callable
                              5/15/2012 @ 100, (FSA)                                       $  400,000              $   430,628
                                                                                                                   -----------
                          Total Other New York State Bonds                                                          19,924,694
                                                                                                                   -----------

                          Total Municipal Securities (Cost $82,679,955)                                             84,714,680
                                                                                                                   -----------
                          Short Term Investment (3.0%)(a)
                          Dreyfus New York Municipal Cash Management Fund                   2,560,000                2,560,000
                                                                                                                   -----------
                          Total Investments (Cost $85,239,955)(b) -- 101.0%                                        $87,274,680

                          Net Other Assets (Liabilities) -- (-1.0%)                                                   (860,432)
                                                                                                                   -----------

                          NET ASSETS -- 100.0%                                                                     $86,414,248
                                                                                                                   ===========

(a)   Variable or Floating Rate Security. Rate disclosed is as of May 31, 2009.

(b) See notes to financial statements for tax unrealized appreciation/ depreciation of securities.

(c)   When-Issued Security.

** Credit Ratings given by Moody's Investor Service, Inc. and Standard & Poor's Corp. (Unaudited)

AMBAC Insured as to principal and interest by the American Municipal Bond Insurance Corp.

BOCES             Board of Cooperative Educational Services.

FGIC              Insured as to principal and interest by the Financial Guaranty
                  Insurance Co.

FHA               Insured as to principal  and  interest by the Federal  Housing
                  Administration.

FSA               Insured as to  principal  and  interest  by  Federal  Security
                  Assurance.

GO                General Obligation

GTY               Guarantee

IDA               Industrial Development Agency

INS               Insured

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

POL CTL-SRF       Insured as to principal and interest by the Pollution  Control
                  State Revenue Fund.

TCRS              Transferable Custodial Receipts

Moody's

Aaa               Issuers  or  issues  rated  Aaa   demonstrate   the  strongest
                  creditworthiness   relative   to  other  U.S.   municipal   or
                  tax-exempt issuers or issues.

Aa                Issuers   or  issues   rated  Aa   demonstrate   very   strong
                  creditworthiness   relative   to  other  U.S.   municipal   or
                  tax-exempt issuers or issues.

A                 Issuers   or   Issues   rated   A   represent   above-avaerage
                  creditworthiness   relative   to  other  U.S.   municipal   or
                  tax-exempt issuers or issues.

NR                Not  Rated.   In  the  opinion  of  the  Investment   Advisor,
                  instrument judged to be of comparable investment quality to rated securities which may be purchased by the fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.

Standard and Poor's

AAA               An obligation  rated 'AAA' has the highest rating  assigned by
                  Standard  &  Poor's.   The  obligor's  capacity  to  meet  its
                  financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher-rated categories. However, the obligor's capacity to meet financial commitment on the obligation is still strong.

NR                Not  Rated.   In  the  opinion  of  the  Investment   Advisor,
                  instrument judged to be of comparable investment quality to rated securities which may be purchased by the fund.

Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          See Accompanying Notes to Schedule of Portfolio Investments.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                        Notes to Portfolio of Investments
                                  May 31, 2009
                                   (Unaudited)

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares: the Builder Class and the Premier Class. Both classes of shares outstanding bear the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies adhered to by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

      Estimates and assumptions are required to be made regarding amounts of income and expenses, assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these estimated amounts.

Security Valuation

      Tax-exempt securities are valued using prices provided by an independent pricing service approved by the Fund's Board of Trustees. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

      Effective March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of SFAS 157 relate to the definition of fair value, the methods used to determine fair value, and the expanded disclosures about fair value measurements.

      Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

            Level 1 - quoted prices in active markets for identical assets.

            Level 2 - other significant observable inputs other than level 1 quoted prices (including, but not limited to, quoted prices of similar securities, interest rates, prepayments speeds, credit risk).

            Level 3 - significant unobservable inputs.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                  May 31, 2009
                                   (Unaudited)

      Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels or methodology are not necessarily an indication of the risk or liquidity associated with investments at that level. The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund's investments:

                                                                          LEVEL 2 - Other Significant     LEVEL 3 - Significant
                                              LEVEL 1 - Quoted Prices           Observable Inputs          Unobservable Inputs
                                                     Investments                   Investments                 Investments
           Fund Name                                in Securities                 in Securities               in Securities
---------------------------------             -----------------------     ---------------------------     ---------------------
Empire Builder Tax Free Bond Fund                    $2,560,000                    $84,714,680                    $ --

Security Transactions and Investment Income

      Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

When-Issued and Delayed-Delivery Securities

      The Fund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Until payment for the securities is made, the Fund will segregate cash or liquid instruments, in an amount at least equal to the purchase price, with the custodian or designate collateral having a value at least equal to such purchase price for such when-issued securities on the Fund's records.

3. Concentration of Credit Risk:

      The Fund invests primarily in debt instruments of municipal issuers in New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region. The issuers of municipal securities, including issuers of New York Tax Exempt Bonds, have been under stress relating to recent disruptions in the credit markets and the economy generally. These disruptions could have a significant negative effect on an issuer's ability to make payments of principal and/or interest.

4. Federal Income Tax Information:

      As of May 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:

                                                                                                        Net Unrealized
                                                                    Tax Unrealized    Tax Unrealized     Appreciation
                                                      Tax Cost       Appreciation     (Depreciation)    (Depreciation)
                                                     ------------------------------------------------------------------
Empire Builder Tax-Free Bond Fund                    $85,241,758      $2,282,830        $(249,908)        $2,032,922

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund
             -------------------------------------

By (Signature and Title) /s/ Jonathan Rosen
                         -------------------------
                         Jonathan Rosen, Treasurer

Date July 23, 2009
     -------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Seth M. Glickenhaus
                         ------------------------------
                         Seth M. Glickenhaus, President

Date July 23, 2009
     -------------

By (Signature and Title) /s/ Jonathan Rosen
                         -------------------------
                         Jonathan Rosen, Treasurer

Date July 23, 2009
     -------------